Lease (Details) - Schedule of future lease payments ¥ in Thousands	Dec. 31, 2020 CNY (¥)
RMB
2021	¥ 365,049
2022	201,508
2023	174,115
2024	150,189
2025	127,986
Thereafter	317,478
Total lease payments	1,336,325
Less: imputed interest	(390,714)
Total lease liabilities	¥ 945,611